Fair Value of Financial Instruments - Carrying value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 68,535	$ 101,734	$ 200,300	$ 272,673
Senior Notes, net	72,726	72,199
Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	68,535
Cash and Cash Equivalents, Fair Value Disclosure	68,535
Bank loans, net	623,960	507,273
Bank loans, net, Fair Value Disclosure	623,960
Senior Notes, net	72,726	72,199
Senior Notes, net, Fair Value Disclosure	74,921	65,850
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Fair Value Hedge Asset at Fair Value	$ 192	$ 0